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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date            Number    Price   Value or Approx     Seller
Each   Ident    Shares     Per     Asset Cov/Shr     or Seller's
Trans   Sec     Purch     Share   at Time of Purch     Broker


08-01   CEE      2600     14.5000     19.70         Weeden & Co
08-02   " "      1000     14.4375     19.44             " "
08-03   " "      1300     14.0000     19.00             " "
08-07   " "      2000     14.0313     19.17             " "
08-08   " "      1000     13.8750     19.04             " "
08-09   " "      2600     13.8678     19.37             " "
08-10   " "      2600     13.9375     19.49             " "
08-11   " "      1800     13.9444     19.24             " "
08-14   " "      2700     13.9884     19.26             " "
08-15   " "      2600     14.0168     19.36             " "
08-16   " "      2300     14.2418     19.48             " "
08-17   " "      1000     14.1250     19.31             " "
08-18   " "      1000     13.8750     19.17             " "
08-21   " "      2400     13.9063     19.01             " "
08-22   " "      2300     13.8451     18.96             " "
08-23   " "      2300     13.8125     18.83             " "
08-24   " "      2300     13.8723     19.05             " "
08-25   " "      1200     14.0625     19.29             " "
08-28   " "      3100     14.0645     19.26             " "
08-29   " "      1600     14.0625     19.07             " "
08-30   " "      2300     14.0571     18.78             " "
08-31   " "      1100     13.9943     18.96             " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          09/05/00